Employee Benefits Expenses - Schedule of Employee Benefits Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Employee Benefits Expenses [Abstract]
Salaries, bonus and allowance		$ 24,394	$ 37,067	$ 29,718
Retirement benefits scheme contributions		577	702	666
Share based compensation expenses	[1]	1,487
Total salaries and compensation		$ 26,458	$ 37,769	$ 30,384

[1]	During the year ended March 31, 2026, the Company granted an aggregate of 3,000,000 share options (the “Incentive Share Options”) to certain employees under its 2025 Equity Incentive Plan for 3-year services. The awards were granted to attract and retain key personnel, provide additional incentives, and align employees’ interests with those of the Company’s shareholders. Each Incentive Share Option entitles the holder to subscribe for one ordinary share of the Company at an exercise price of US$0 per share. The options vest ratably over the three-year requisite service period, and share-based compensation cost is amortized on a straight-line basis over that same period. For the year ended March 31, 2026, the Company recognized share-based compensation expense of $1,487,000 related to these options.